Prepaid Stock Based Salaries and Consulting Fees - Schedule of Prepaid Stock-based Salaries and Consulting Fees (Details) (10Q) - USD ($)	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Total	$ 2,398,333
Current portion	(1,658,333)
Non-current portion	740,000
Fair Value of Stock Issuance [Member]
Total	3,160,000
Current portion
Non-current portion
Class C Common Stock [Member] | 7 Employees [Member]
Total	169,167
Class C Common Stock [Member] | 7 Employees [Member] | Fair Value of Stock Issuance [Member]
Total	290,000
Class C Common Stock [Member] | 38 Consultants [Member]
Total	810,833
Class C Common Stock [Member] | 38 Consultants [Member] | Fair Value of Stock Issuance [Member]
Total	1,390,000
Class A Common Stock [Member] | Consultant [Member]
Total	1,418,333
Class A Common Stock [Member] | Consultant [Member] | Fair Value of Stock Issuance [Member]
Total	$ 1,480,000